UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129

   Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

                   Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


          FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND

To the Shareholders of Flaherty & Crumrine/Claymore Preferred Securities Income
Fund:

     The start of fiscal 2009 has been a mixed bag-overall performance was negative but signs of improvement began to appear late in the Fund's 1st fiscal quarter ended February 28, 2009. During this period, the Fund's total return based on net asset value was -12.2%. The total return based on market price was -8.0%.

     Since the middle of 2007, when the first signs of economic trouble appeared, financial markets throughout the world have experienced severe turmoil. The preferred market has been knocked around especially hard and, as a result, the performance of the Fund has suffered. In June 2007, the Fund's NAV was above $22 per share. At the end of this past fiscal period it was $7.01. In the summer of 2007, the Fund was paying a monthly dividend of $0.1275 per share; it is now $0.114. In addition to managing the Fund, we are shareholders and these numbers hurt.

     The temptation to rip out the rear-view mirror and concentrate on the road ahead is reinforced by the view from both. We have just experienced the worst markets in the history of the Fund, and it's not possible to know if we have seen the bottom. But if the first step towards recovery is admitting there is a problem, the massive de-leveraging of our financial system is such an admission. While painful, this will result in a much healthier economy going forward.

     In the meantime, however, there is a great deal of uncertainty and fear about how much bad debt is out there and about the government's plans for dealing with it. In the tumultuous days of late February, there were very real concerns about the viability of several large financial institutions. In addition, the hodge-podge of government programs introduced since September left many scratching their heads to find any real core strategy for recovery. Talk of nationalizing the banking system took on a life of its own, and prices of securities issued by most banks (debt, preferred and common stock) all seemed to be in freefall.

     On February 25th, the U.S. Treasury released details of its Capital Assistance Program; two days later, Citicorp announced a preferred for common exchange program; and in early March, several large banks announced that they were profitable in January and February. These developments muted talk of bank nationalization and financial meltdown. (Please see the Fund's website for a more detailed discussion dated February 27, 2009.)

     The events of late February, along with subsequent announcements by several banks that they expect to be profitable in the 1st quarter, have enticed some investors back into the market. Equally important, efforts to kick start the economy appear to be taking hold and some degree of confidence has been restored. As discussed in the Quarterly Economic Update on the Fund's website, we expect the growth rate of the U.S. economy to once again be positive by the 4th quarter of this year.

     As one would expect, for several quarters, bank issues have been the worst performing segment of the preferred market, as well as of the Fund's portfolio. Fortunately, the Fund's exposure to the banking industry was much less than it might otherwise have been-bank issues comprise about 60% of the entire preferred universe, but only 36%(1) of the portfolio as of February 28, 2009.

     Other than banks, the portfolio is invested in utilities 29%, insurance 23% and energy 7%. These positions helped dampen the negative impact of the banks, but they too are trading at historically low levels. Whereas concerns about credit quality have been the key factor driving the bank market, prices in these other segments have been impacted more by a widespread desire (or need) to sell. Investors ranging from hedge funds to broker/dealer firms to closed-end funds like FFC have been caught in a

----------
(1) The bank component of the entire universe is based on par value, while calculation for the Fund's portfolio is based on market value.

deleveraging cycle where falling prices force sales, and sales cause prices to fall further. This trend became readily evident during the latter part of last year. Only recently has it shown signs of abating.

     There are indications the market for preferred stocks has begun to stabilize. The indiscriminate selling has slowed and buyers are returning. We've been encouraged to see more rational investor behavior. For example, most companies in the utility industry are financially healthy, but until recently, investors were acting like they were all marching up to death's door. The same can be said for most insurance companies. And, in our opinion, there are still many healthy banks in the U.S., yet the market had seemed to think a bank is a bank is a bank (apologies to Gertrude Stein). In recent weeks, sanity appears to be creeping back into the market and some are viewing these anomalies as opportunities.

     The depressed prices of preferred securities have also attracted the interest of issuers themselves, and in the past few weeks several have launched formal tender offers or appear to be purchasing their securities in the open market. In this environment, a company's willingness to spend cash and purchase its own securities is a meaningful indication of just how cheap the securities have gotten.

     Another small but important sign of improvement was the ability of one company to raise capital by issuing preferred. FPL Capital, a subsidiary of a large public utility, sold $375 million of a new preferred security, and demand for the issue was strong. This was the first new preferred issue since last September! A vibrant new issue market would be a sure signal of the market's return to health, and while we're not there yet, we are encouraged by the response to this recent issue.

     In light of ongoing weakness in the preferred market, the Fund has continued to reduce the amount of leverage it employs. As the value of the Fund's investment portfolio declined, the ratios of assets to liabilities using required measures fell and the Fund reduced leverage to maintain coverage ratios. During the last quarter, the Fund reduced its outstanding debt by $40 million. One consequence of deleveraging over the past six months has been a reduction in the amount of income available for distribution to shareholders as dividends, and in December, the Fund reduced its dividend by 10.2%. Leverage remains an important part of the Fund's strategy for producing high current income and we have provided a more complete description on the Fund's website in a Leverage Update dated April 20, 2009.

     We are optimistic about the future. By no means are we out of the woods-there are many substantial challenges ahead. A wise friend used to counsel against betting on the end of the world, pointing out that it just doesn't happen that often (and if it does, there will be bigger issues to worry about!). Much of our optimism stems from just how far prices have fallen; the likelihood of more defaults is higher than in the past, but market prices imply widespread business failures, and we will take the other side of that bet.

     We hope you'll visit the Fund's website, www.fcclaymore.com. Our most recent Economic Update breaks down the economic data in a useful and informative way. The website also keeps shareholders up-to-date on various issues affecting the Fund.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger
Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President

April 20, 2009

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2009 (UNAUDITED)

FUND STATISTICS ON 2/28/09

Net Asset Value                   $      7.01
Market Price                      $      6.55
Discount                                 6.56%
Yield on Market Price                   20.89%
Common Stock Shares Outstanding    42,628,455

MOODY'S RATINGS           % OF NET ASSETS+
---------------           ----------------
AAA                             0.6%
AA                              5.8%
A                              19.4%
BBB                            51.6%
BB                             16.5%
Below "BB"                      0.9%
Not Rated                       2.1%
                               ----
Below Investment Grade*        14.2%

*    BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

                                  (PIE CHART)

INDUSTRY CATEGORIES   % OF NET ASSETS+
-------------------   ----------------
Financial Services            1%
Energy                        7%
Insurance                    23%
Utilities                    29%
Banking                      36%
Other                         4%

TOP 10 HOLDINGS BY ISSUER   % OF NET ASSETS+
-------------------------   ----------------
Banco Santander                   5.8%
Liberty Mutual Group              5.7%
Peco Energy                       4.0%
Axis Capital                      3.8%
Dominion Resources                3.7%
Puget Energy                      3.6%
PNC Financial Services            3.5%
Sovereign Bancorp                 3.5%
Wisconsin Energy                  3.2%
Astoria Financial                 3.1%

                                                                                          % OF NET ASSETS**+
                                                                                          ------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                               26%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)           16%

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

+    NET ASSETS INCLUDES ASSETS ATTRIBUTABLE TO THE USE OF LEVERAGE.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

SHARES/$PAR                                                                                           VALUE
-----------                                                                                       -------------
PREFERRED SECURITIES - 90.0%
              BANKING - 35.5%
$19,000,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ...............................   $  16,959,799(1)
              Banco Santander:
  1,658,290      6.50% Pfd. ...................................................................      21,972,342**(1)(2)
    777,097      6.80% Pfd. ...................................................................       9,488,354**(1)(2)
              Bank of America Corporation:
    143,920      Adj. Rate Pfd., Series G .....................................................         633,248*(1)
    172,000      Adj. Rate Pfd., Series 5 .....................................................         889,240*(1)
    400,000      6.25% Pfd. ...................................................................       2,760,000*(1)
     87,400      8.625% Pfd., Series 8 ........................................................         686,090*(1)
$35,000,000   Capital One Capital III, 7.686% 08/15/36 ........................................      15,907,745(1)
$35,100,000   CBG Florida REIT Corporation, 7.114%, 144A**** ..................................       3,551,699
              CIT Group, Inc.:
     30,000      5.189% Pfd., Series B ........................................................         838,125*(1)
$13,685,000      6.10% 03/15/67 ...............................................................       3,042,723
    385,662      6.35% Pfd., Series A .........................................................       1,736,443*(1)
    105,000   Cobank, ACB, 7.00% Pfd., 144A**** ...............................................       2,818,830*(1)
      3,200   Colonial Capital Trust IV, 7.875% Pfd. 10/01/33 .................................           8,144
$27,416,000   Comerica Capital Trust II, 6.576% 02/20/37 ......................................       8,684,539
     28,800   FBOP Corporation, Adj. Rate Pfd., 144A**** ......................................       6,588,000*
$ 2,635,000   First Midwest Capital Trust I, 6.95% 12/01/33, Series B .........................       1,035,518(1)
      7,850   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** .............       1,648,500(1)
      4,000   First Tennessee Bank, Adj. Rate Pfd., 144A**** ..................................       1,400,000*
$ 1,950,000   First Tennessee Capital I, 8.07% 01/06/27, Series A .............................       1,111,656(1)
          6   FT Real Estate Securities Company, 9.50% Pfd., 144A**** .........................       2,610,000
              Goldman Sachs:
    157,450      Cabco Trust Capital I, Adj. Rate Pfd. 02/15/34 ...............................       1,505,616(1)
      3,600      STRIPES Custodial Receipts, Pvt. .............................................              36*
              HSBC USA, Inc.:
    264,000      Adj. Rate Pfd., Series G .....................................................       2,302,740*
    632,000      Adj. Rate Pfd., Series D .....................................................       7,623,500*(1)
      1,700   Keycorp Capital V, 5.875% Pfd., Series A ........................................          16,936
    617,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 .........................................       6,319,622(1)
$38,000,000   Lloyds Banking Group PLC, 6.657%, 144A**** ......................................       7,554,172**(2)
              Merrill Lynch:
     76,000      Fixed Income Pass-Through 2007-A, Cl. B, Adj. Rate Pfd., 144A**** ............             760*+
      4,000      Series II STRIPES Custodial Receipts, Pvt. ...................................          10,040*+

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

                                                   FEBRUARY 28, 2009 (UNAUDITED)

SHARES/$PAR                                                                                           VALUE
-----------                                                                                       -------------
PREFERRED SECURITIES - (CONTINUED)
              BANKING - (CONTINUED)
$13,825,000   National City Preferred Capital Trust I, 12.00% .................................   $  10,664,467(1)
    295,000   PFGI Capital Corporation, 7.75% Pfd. ............................................       5,374,546(1)
    164,520   PNC Financial Services, 9.875% Pfd., Series F ...................................       2,648,772*(1)
$ 5,000,000   Regions Financing Trust II, 6.625% 05/15/47 .....................................       1,564,755(1)
  1,210,325   Sovereign Bancorp, 7.30% Pfd., Series C .........................................      13,422,504*(1)
    170,500   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ..................................       2,039,606(1)
      4,962   Sovereign REIT, 12.00% Pfd., Series A, 144A**** .................................       3,188,085(1)
              U.S. Bancorp, Auction Pass-Through Trust, Cl. B:
         65      Series 2006-5, Variable Rate Pfd., 144A**** ..................................           1,626*+
         65      Series 2006-6, Variable Rate Pfd., 144A**** ..................................           1,626*+
         60   Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ...................       2,325,000
  1,369,600   Wachovia Preferred Funding, 7.25% Pfd., Series A ................................      16,233,047(1)
              Washington Mutual:
$ 2,100,000      Preferred Funding IV, 9.75%, 144A**** ........................................           1,470++
$10,050,000      Preferred Funding, 6.534%, 144A**** ..........................................           7,035++
$11,067,000   Webster Capital Trust IV, 7.65% 06/15/37 ........................................       4,504,490
                                                                                                  -------------
                                                                                                    191,681,446
                                                                                                  -------------
              FINANCIAL SERVICES - 0.8%
$ 7,000,000   Gulf Stream-Compass 2005 Composite Notes, 144A**** ..............................         443,030
              Lehman Brothers Holdings, Inc.:
     34,000      5.67% Pfd., Series D .........................................................           8,704*++
    471,500      7.95% Pfd. ...................................................................           1,886*++
     20,000   Lehman Capital Trust III, 6.375% Pfd., Series K .................................           1,450++
$10,000,000   RACERS(R) Series 2005 AMMC V Trust, 144A**** ....................................       3,662,912
                                                                                                  -------------
                                                                                                      4,117,982
                                                                                                  -------------
              INSURANCE - 19.6%
              AON:
$19,400,000      Capital Trust A, 8.205% 01/01/27 .............................................      12,239,867(1)
     89,200      Corts-Capital, 8.205% Pfd. ...................................................       1,471,131(1)
     49,400      Saturns-2003-3, 8.00% Pfd., Series AON Corp. .................................         818,188(1)
              Arch Capital Group Ltd.:
    113,350      7.875% Pfd., Series B ........................................................       1,924,966**(1)(2)
     90,721      8.00% Pfd., Series A .........................................................       1,602,360**(1)(2)

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

FEBRUARY 28, 2009 (UNAUDITED)

SHARES/$PAR                                                                                           VALUE
-----------                                                                                       -------------
PREFERRED SECURITIES - (CONTINUED)
              INSURANCE - (CONTINUED)
              Axis Capital Holdings:
    207,900      7.25% Pfd., Series A .........................................................   $   3,289,498**(1)(2)
    281,505      7.50% Pfd., Series B .........................................................      17,022,269(1)(2)
     37,000   Corts Provident Financing Trust I, 8.50% Pfd. ...................................         514,393(1)
    558,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ....................................       5,698,575(1)
$18,041,000   Everest Re Holdings, 6.60% 05/15/37 .............................................       6,436,325(1)
$ 6,650,000   Great West Life & Annuity Insurance, 7.153% 05/16/46, 144A**** ..................       3,754,178(1)
              Liberty Mutual Group:
$26,200,000      7.80% 03/15/37, 144A**** .....................................................      10,493,703(1)
$ 7,600,000      10.75% 06/15/58, 144A**** ....................................................       4,033,024(1)
$ 4,900,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** ...............................       3,271,108(1)
$ 5,000,000   PartnerRe Finance II, 6.44% 12/01/66 ............................................       1,927,105(1)(2)
              Renaissancere Holdings Ltd.:
    120,300      6.08% Pfd., Series C .........................................................       1,557,885**(1)(2)
    311,300      6.60% Pfd., Series D .........................................................       4,420,460**(1)(2)
     82,235      7.30% Pfd., Series B .........................................................       1,485,370**(1)(2)
    407,200   Scottish Re Group Ltd., 7.25% Pfd. ..............................................       1,002,730**(2)+
$ 7,425,000   USF&G Capital, 8.312% 07/01/46, 144A**** ........................................       6,047,180(1)
$13,000,000   USF&G Capital I, 8.50% 12/15/45, 144A**** .......................................      10,822,825(1)
    400,000   XL Capital, Ltd., 6.102% Pfd., Series C .........................................       3,250,000(2)
$ 6,400,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** ...............................       2,530,976(1)
                                                                                                  -------------
                                                                                                    105,614,116
                                                                                                  -------------
              UTILITIES - 27.4%
     10,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .......................       1,025,625*(1)
    328,179   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ................................      12,122,932(1)
     35,000   Central Maine Power, 5.25% Pfd., Pvt. ...........................................       2,537,500*
$17,645,000   COMED Financing III, 6.35% 03/15/33 .............................................       9,601,244
$15,675,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ..............................      12,626,495(1)
$11,000,000   Dominion Resources, Inc., 7.50% .................................................       7,158,833(1)
    131,000   Entergy Arkansas, Inc., 6.45% Pfd. ..............................................       2,660,937*
     96,484   FPC Capital I, 7.10% Pfd., Series A .............................................       2,283,053(1)
    130,140   Georgia Power Company, 6.50% Pfd., Series 07-A ..................................      11,126,970*(1)
    119,805   Indianapolis Power & Light Company, 5.65% Pfd. ..................................       8,532,368*
$ 2,386,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D .........................       2,043,926(1)
$27,000,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 ....................................      19,720,557(1)
$35,000,000   Puget Sound Energy, Inc., 6.974% 06/01/67 .......................................      19,600,000(1)
    118,000   Southern California Edison, 6.00% Pfd., Series C ................................       8,872,125*(1)

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

                                                   FEBRUARY 28, 2009 (UNAUDITED)

SHARES/$PAR                                                                                           VALUE
-----------                                                                                       -------------
PREFERRED SECURITIES - (CONTINUED)
              UTILITIES - (CONTINUED)
$12,950,000   Southern Union Company, 7.20% 11/01/66 ..........................................   $   6,539,750(1)
$ 4,200,000   Union Electric Company, 7.69% 12/15/36, Series A ................................       4,329,234(1)
$28,125,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ....................................      17,180,212(1)
                                                                                                  -------------
                                                                                                    147,961,761
                                                                                                  -------------
              ENERGY - 5.3%
$24,360,000   Enbridge Energy Partners LP, 8.05% 10/01/37 .....................................      14,543,407(1)
$22,000,000   Enterprise Products Partners, 7.034% 01/15/68 ...................................      14,210,350(1)
                                                                                                  -------------
                                                                                                     28,753,757
                                                                                                  -------------
              MISCELLANEOUS INDUSTRIES - 1.4%
    112,750   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .............................       7,709,281*
                                                                                                  -------------
                                                                                                      7,709,281
                                                                                                  -------------
              TOTAL PREFERRED SECURITIES
                 (Cost $952,990,996) ..........................................................     485,838,343
                                                                                                  -------------
CORPORATE DEBT SECURITIES - 7.0%
              FINANCIAL SERVICES - 0.1%
$ 4,726,012   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** .............         393,204++
                                                                                                  -------------
                                                                                                        393,204
                                                                                                  -------------
              INSURANCE - 3.1%
$26,546,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** .............................      16,191,627(1)
$ 1,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .........................         677,773(1)
                                                                                                  -------------
                                                                                                     16,869,400
                                                                                                  -------------
              UTILITIES - 1.6%
              Southern Union Company:
$ 5,300,000   7.60% 02/01/24, Senior Notes ....................................................       4,085,086(1)
$ 6,047,000   8.25% 11/15/29, Senior Notes ....................................................       4,714,489(1)
                                                                                                  -------------
                                                                                                      8,799,575
                                                                                                  -------------
              ENERGY - 1.2%
$ 8,500,000   Noble Energy, Inc., 7.25% 08/01/97 ..............................................       6,349,228(1)
                                                                                                  -------------
                                                                                                      6,349,228
                                                                                                  -------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

FEBRUARY 28, 2009 (UNAUDITED)

SHARES/$PAR                                                                                           VALUE
-----------                                                                                       -------------
CORPORATE DEBT SECURITIES - (CONTINUED)
              REAL ESTATE INVESTMENT TRUST (REIT) - 0.4%
$ 3,500,000   Realty Income Corporation, 5.875% 03/15/35 ......................................   $   1,812,815(1)
                                                                                                  -------------
                                                                                                      1,812,815
                                                                                                  -------------
              MISCELLANEOUS INDUSTRIES - 0.6%
     16,500   Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint ...................         176,880(1)
              Pulte Homes, Inc.:
     58,240      7.375% 06/01/46 ..............................................................         693,784
$ 3,550,000      7.875% 06/15/32 ..............................................................       2,414,000(1)
                                                                                                  -------------
                                                                                                      3,284,664
                                                                                                  -------------
              TOTAL CORPORATE DEBT SECURITIES
                 (Cost $61,734,903) ...........................................................      37,508,886
                                                                                                  -------------
MONEY MARKET FUND - 0.6%
  3,491,513   BlackRock Provident Institutional, T-Fund .......................................       3,491,513
                                                                                                  -------------
              TOTAL MONEY MARKET FUND
                 (Cost $3,491,513) ............................................................       3,491,513
                                                                                                  =============

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

                                                   FEBRUARY 28, 2009 (UNAUDITED)

TOTAL INVESTMENTS (Cost $1,018,217,412***) .........................................     97.6%    $ 526,838,742
OTHER ASSETS AND LIABILITIES (Net) .................................................      2.4%       12,747,276
                                                                                        -----     -------------
NET ASSETS BEFORE LOAN AND AMPS ....................................................    100.0%+++ $ 539,586,018
                                                                                        -----     -------------
LOAN PRINCIPAL BALANCE .............................................................               (149,000,000)
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .............................                (91,775,000)
                                                                                                  -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .........................................              $ 298,811,018
                                                                                                  =============

* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2009, these securities amounted to $101,049,851 or 18.7% of net assets before the loan and AMPS. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $384,847,080 at February 28, 2009.

(2)  Foreign Issuer.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of total net assets before the loan and AMPS.

ABBREVIATIONS:

CABCO   - Corporate Asset-Backed Corporation
CORTS   - Corporate-Backed Trust Securities
PFD.    - Preferred Securities
PVT.    - Private Placement Securities
SATURNS - Structured Asset Trust Unit Repackagings
STRIPES - Structured Residual Interest Preferred Enhanced Securities RACERS - Restructured Asset Certificates with Enhanced Returns

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2008 THROUGH FEBRUARY 28, 2009 (UNAUDITED)

                                                                                      VALUE
                                                                                  ------------
OPERATIONS:
   Net investment income ......................................................   $ 14,766,742
   Net realized gain/(loss) on investments sold during the period .............    (14,261,892)
   Change in net unrealized appreciation/depreciation of investments ..........    (42,026,561)
   Distributions to AMPS* Shareholders from net investment income,
      including changes in accumulated undeclared distributions ...............       (681,522)
                                                                                  ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................    (42,203,233)
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ..    (14,572,836)
                                                                                  ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ...........................    (14,572,836)
FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and
      Cash Purchase Plan ......................................................        217,364
                                                                                  ------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM
      FUND SHARE TRANSACTIONS .................................................        217,364
                                                                                  ------------
NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
   FOR THE PERIOD .............................................................   $(56,558,705)
                                                                                  ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period ........................................................   $355,369,723
   Net decrease in net assets during the period ...............................    (56,558,705)
                                                                                  ------------
   End of period ..............................................................   $298,811,018
                                                                                  ============

----------
*    Auction Market Preferred Stock.

(1) These tables summarize the three months ended February 28, 2009 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2008.

(2)  May include income earned, but not paid out, in prior fiscal year.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

                                                         FINANCIAL HIGHLIGHTS(1)
      FOR THE PERIOD FROM DECEMBER 1, 2008 THROUGH FEBRUARY 28, 2009 (UNAUDITED)
                     FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ...............................   $      8.34
                                                                          -----------
 INVESTMENT OPERATIONS:
   Net investment income ..............................................          0.35
   Net realized and unrealized gain/(loss) on investments .............         (1.32)
DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
   From net investment income .........................................         (0.02)
                                                                          -----------
   Total from investment operations ...................................         (0.99)
                                                                          -----------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income .........................................         (0.34)
                                                                          -----------
   Total distributions to Common Stock Shareholders ...................         (0.34)
                                                                          -----------
   Net asset value, end of period .....................................   $      7.01
                                                                          ===========
   Market value, end of period ........................................   $      6.55
                                                                          ===========
   Common Stock shares outstanding, end of period .....................    42,628,455
                                                                          ===========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ .............................................         16.05%**
   Operating expenses including interest expense ......................          4.01%**
   Operating expenses excluding interest expense ......................          1.39%**
SUPPLEMENTAL DATA:++
   Portfolio turnover rate ............................................             4%***
   Total net assets before loan and AMPS, end of period (in 000's) ....   $   539,586
   Ratio of operating expenses including interest expense(2) to net
      assets before loan and AMPS .....................................          2.25%**
   Ratio of operating expenses excluding interest expense to net
      assets before loan and AMPS .....................................          0.78%**

(1) These tables summarize the three months ended February 28, 2009 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2008.

(2)  Does not include distributions to AMPS Shareholders.

*    Auction Market Preferred Stock.

**   Annualized.

***  Not annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense, and payments to AMPS Shareholders.

++ Information presented under heading Supplemental Data includes AMPS and loan principal balance.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

PER SHARE OF COMMON STOCK (UNAUDITED)

                         TOTAL                                   DIVIDEND
                       DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                          PAID       VALUE     CLOSING PRICE     PRICE (1)
                       ---------   ---------   -------------   ------------
December 31, 2008 ..    $0.1140      $8.85         $7.75           $8.40
January 30, 2009 ...     0.1140       8.13          8.18            8.13
February 27, 2009 ..     0.1140       7.01          6.55            6.09

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At February 28, 2009 the aggregate cost of securities for federal income tax purposes was $1,020,843,238, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $5,090,951 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $499,095,447.

2. ADDITIONAL ACCOUNTING STANDARDS

     Statement of Financial Accounting Standards No. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted SFAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of February 28, 2009 is as follows:

                                                                    OTHER FINANCIAL
                                                                      INSTRUMENTS
                                                    INVESTMENTS       (UNREALIZED
                                                   IN SECURITIES     APPRECIATION/
VALUATION INPUTS                                   (MARKET VALUE)    DEPRECIATION)*
----------------                                   --------------   ---------------
Level 1 - Quoted Prices ........................    $120,743,117          $ --
Level 2 - Other Significant Observable Inputs ..     405,084,336            --
Level 3 - Significant Unobservable Inputs ......       1,011,289            --
                                                    ------------          ----
TOTAL ..........................................    $526,838,742          $ --
                                                    ============          ====

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment. As of February 28, 2009 the Fund does not have any other financial instruments.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

     Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                       OTHER FINANCIAL
                                                                         INSTRUMENTS
                                                        INVESTMENTS      (UNREALIZED
                                                       IN SECURITIES    APPRECIATION/
                                                      (MARKET VALUE)    DEPRECIATION)
                                                      --------------   ---------------
BALANCE AS OF 11/30/08 ............................    $ 6,983,076           $--
Accrued discounts/premiums ........................             --            --
Realized gain/(loss) ..............................             --            --
Change in unrealized appreciation/(depreciation) ..     (2,483,930)           --
Net purchases/(sales) .............................             --            --
Transfers in and/or out of Level 3 ................     (3,487,857)           --
                                                       -----------           ---
BALANCE AS OF 2/28/09 .............................    $ 1,011,289           $--

                      [This page intentionally left blank]

DIRECTORS
     Donald F. Crumrine, CFA
          Chairman of the Board
     David Gale
     Morgan Gust
     Karen H. Hogan
     Robert F. Wulf, CFA

OFFICERS
     Donald F. Crumrine, CFA
          Chief Executive Officer
     Robert M. Ettinger, CFA
          President
     R. Eric Chadwick, CFA
          Chief Financial Officer,
          Vice President and Treasurer
     Chad C. Conwell
          Chief Compliance Officer,
          Vice President and Secretary
     Bradford S. Stone
          Vice President and
          Assistant Treasurer
     Laurie C. Lodolo
          Assistant Compliance Officer,
          Assistant Treasurer and
          Assistant Secretary

INVESTMENT ADVISER
     Flaherty & Crumrine Incorporated
     e-mail: flaherty@pfdincome.com

SERVICING AGENT
     Claymore Securities, Inc.
     1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer

          Agent --

               PNC Global Investment Servicing
               (U.S.) Inc.
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

      (FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND LOGO)

                                   Quarterly
                                     Report

                                February 28, 2009

                               www.fcclaymore.com

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Flaherty & Crumrine/Claymore Preferred Securities Income Fund
               Incorporated

By (Signature and Title)*              /s/ Donald F. Crumrine
                                       ----------------------------------------
                                       Donald F. Crumrine, Director,
                                       Chairman of the Board and
                                       Chief Executive Officer
                                       (principal executive officer)

Date: April 27, 2009
     -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Donald F. Crumrine
                                       ----------------------------------------
                                       Donald F. Crumrine, Director,
                                       Chairman of the Board and
                                       Chief Executive Officer
                                       (principal executive officer)

Date: April 27, 2009
     -----------------------------------

By (Signature and Title)*              /s/ R. Eric Chadwick
                                       ----------------------------------------
                                       R. Eric Chadwick,
                                       Chief Financial Officer,
                                       Treasurer and Vice President
                                       (principal financial officer)

Date: April 27, 2009
     -----------------------------------

* Print the name and title of each signing officer under his or her signature.